JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.0%
Aerospace & Defense — 0.1%
ATI, Inc.
5.88%, 12/1/2027	807	808
7.25%, 8/15/2030	235	244
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	520	530
Bombardier, Inc. (Canada) 8.75%, 11/15/2030 (a)	300	318
ICITII 6.00%, 1/31/2033 ‡ (a)	299	147
TransDigm, Inc.
6.38%, 3/1/2029 (a)	1,774	1,809
6.63%, 3/1/2032 (a)	443	456
		4,312
Automobile Components — 0.1%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	1,750	1,815
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,035	1,045
5.88%, 12/1/2033 (a)	520	521
Clarios Global LP
6.75%, 5/15/2028 (a)	800	815
6.75%, 9/15/2032 (a)	530	543
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	1,585	1,603
Dana, Inc. 4.50%, 2/15/2032	143	134
Goodyear Tire & Rubber Co. (The) 5.25%, 7/15/2031	1,725	1,531
Icahn Enterprises LP 5.25%, 5/15/2027	1,565	1,548
		9,555
Automobiles — 0.4%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,030
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,562
5.30%, 6/24/2029 (a)	3,440	3,495
5.30%, 1/8/2030 (a)	9,850	10,011
		25,098
Banks — 14.5%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	16,690	17,397
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	11,010	11,179
Banco Bilbao Vizcaya Argentaria SA (Spain) 4.97%, 5/8/2031	11,200	11,199
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (b)	850	844
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	15,876
5.59%, 8/8/2028	15,200	15,531
6.61%, 11/7/2028	4,600	4,816
4.55%, 11/6/2030	10,000	9,847
4.87%, 4/15/2031	11,200	11,136
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	11,785
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	9,838

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	16,635	16,674
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	9,680	9,940
(SOFR + 0.87%), 4.48%, 4/23/2030 (b)	16,790	16,716
(SOFR + 1.00%), 5.16%, 1/24/2031 (b)	7,000	7,118
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	18,591
Bank of Montreal (Canada) Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (b)	13,690	13,705
Bank of Nova Scotia (The) (Canada)
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	8,645	8,646
(SOFR + 1.09%), 4.34%, 9/15/2031 (b)	13,760	13,534
Banque Federative du Credit Mutuel SA (France)
4.59%, 10/16/2028 (a)	18,860	18,857
5.54%, 1/22/2030 (a)	10,000	10,257
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	20,445	20,242
(SOFR + 1.14%), 4.52%, 2/24/2032 (b)	6,340	6,207
BNP Paribas SA (France)
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	10,065	10,218
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	7,750	7,814
BPCE SA (France)
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	23,505	24,014
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	6,125	6,206
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,990	16,088
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	5,719	5,857
(SOFR + 1.21%), 4.82%, 4/22/2032 (a) (b)	13,440	13,359
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (b)	23,875	23,660
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (b)	8,280	8,213
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	7,775	7,887
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	19,165	19,088
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	13,060	13,146
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (b)	10,450	10,468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	7,230	7,355
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,550	2,568
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	9,310	9,403
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	20,520	20,744
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	3,170	3,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	4,615	4,591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (b)	13,600	13,364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 5.00%, 3/27/2032 (a) (b)	4,940	4,952
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (b)	11,980	11,785

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	8,075	8,257
4.57%, 8/26/2030 (a)	8,235	8,207
HSBC Holdings plc (United Kingdom)
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	9,570	9,771
(SOFR + 0.99%), 4.40%, 3/10/2030 (b)	10,470	10,378
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	5,895	5,980
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	3,655	3,689
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	10,640	10,775
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	6,255	6,179
ING Groep NV (Netherlands) Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (b)	17,050	16,973
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	13,760	14,033
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	14,715	14,466
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	20,510	20,976
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (b)	7,025	6,910
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	11,799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	11,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	11,835	12,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.85%, 4/21/2032 (b)	6,240	6,231
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	9,660	9,783
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	13,295	13,280
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.21%, 2/8/2030 (b)	16,845	16,660
(SOFR + 1.02%), 4.47%, 11/19/2031 (b)	14,930	14,703
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,472
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	9,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	8,025	8,083
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (b)	5,135	5,183
NatWest Markets plc (United Kingdom)
4.65%, 3/27/2029 (a)	4,950	4,960
5.41%, 5/17/2029 (a)	7,125	7,280
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (b)	12,050	12,043
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	15,677
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (b)	10,000	9,889
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	16,115	16,414
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	5,470	5,535
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	12,115	12,330
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	12,930	12,877
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,215

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	6,900	7,005
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,202
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,672
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	14,415	14,699
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	5,640	5,857
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	3,290	3,346
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	11,815	11,991
(SOFR + 0.97%), 4.84%, 5/20/2032 (b)	12,700	12,689
		974,368
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	9,105	9,164
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	7,425	7,535
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	445	425
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c)	787	782
9.75%, 10/1/2027 (a)	88	88
Wayfair LLC 7.25%, 10/31/2029 (a)	1,205	1,240
		2,535
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	2,675	2,461
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,415	2,469
Griffon Corp. 5.75%, 3/1/2028	827	827
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	703
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	725	724
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,350	1,327
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,640	2,688
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	855	857
8.88%, 11/15/2031 (a)	740	780
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	1,210	1,228
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	1,458	1,451
4.38%, 7/15/2030 (a)	930	886
		16,401
Capital Markets — 3.1%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	830	797
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	1,915	1,896
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,360	8,765
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	12,190	12,304
(SOFR + 1.10%), 4.47%, 12/10/2031 (b)	4,350	4,280

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	12,681
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	28,682
(SOFR + 0.99%), 4.59%, 4/20/2030 (b)	13,200	13,156
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	6,375	6,434
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	4,000	3,994
(SOFR + 0.96%), 4.52%, 1/21/2032 (b)	14,910	14,680
(SOFR + 1.03%), 4.97%, 6/3/2032 (b)	11,565	11,592
Macquarie Group Ltd. (Australia) (SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	10,217
Morgan Stanley
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	9,847
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	8,665	8,742
(SOFR + 1.38%), 4.99%, 4/12/2029 (b)	5,730	5,773
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	5,825	5,878
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	5,145	5,221
(SOFR + 1.20%), 4.71%, 3/12/2032 (b)	9,055	8,972
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,502
(SOFR + 1.06%), 4.40%, 9/23/2031 (a) (b)	19,000	18,657
Voya Global Funding 4.60%, 11/24/2030 (a)	5,880	5,802
		205,872
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	990	1,007
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150	156
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	905	864
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	4,000	2,460
Celanese US Holdings LLC
7.00%, 2/15/2031	1,080	1,119
7.38%, 2/15/2034	1,795	1,875
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,198	1,196
8.00%, 1/15/2033 (a)	320	327
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	973
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,475	1,468
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,393	1,397
8.50%, 11/15/2028 (a)	555	576
9.00%, 2/15/2030 (a)	570	600
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,151	2,097
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	385	381
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	627	600
7.00%, 8/1/2033 (a)	145	144
		17,240
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	957

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	905	857
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,160	1,158
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	740	716
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,127	1,102
Jonah
12.00%, 6/1/2029 ‡	6,605	6,605
12.50%, 3/21/2033 ‡	2,600	2,600
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,084	1,071
5.88%, 6/30/2029 (a)	715	715
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	1,120	1,148
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,655	1,699
		18,628
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	710	711
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	689	576
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	604
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,328
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,321
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	829
		5,369
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	555	576
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,801
American Express Co.
(SOFR + 0.81%), 4.35%, 7/20/2029 (b)	13,375	13,334
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	7,270	7,363
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	11,575	11,823
5.38%, 5/30/2030 (a)	5,000	5,054
4.90%, 10/10/2030 (a)	10,110	10,034
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	19,895	20,183
(SOFR + 1.15%), 4.72%, 1/30/2032 (b)	11,540	11,404
OneMain Finance Corp.
6.63%, 5/15/2029	1,670	1,696
5.38%, 11/15/2029	785	766
		92,458
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc.
5.63%, 3/31/2032 (a)	325	317
5.75%, 3/31/2034 (a)	1,545	1,489
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	280	283
		2,089

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,850	7,950
Ardagh Group SA
9.50%, 12/1/2030 (a)	546	583
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (e)	810	726
Ball Corp.
6.00%, 6/15/2029	810	824
3.13%, 9/15/2031	760	687
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	775	781
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,570	1,586
TriMas Corp. 4.13%, 4/15/2029 (a)	370	355
		13,492
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	480	499
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	625	628
		1,127
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	5,045	5,070
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	410	410
3.38%, 8/15/2030	895	832
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	785	812
		2,054
Diversified Telecommunication Services — 0.4%
Altice France SA (France) 6.88%, 7/15/2032 (a)	912	891
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	535	539
CCO Holdings LLC
5.13%, 5/1/2027 (a)	255	255
6.38%, 9/1/2029 (a)	395	397
4.75%, 3/1/2030 (a)	6,770	6,398
4.25%, 2/1/2031 (a)	8,161	7,389
4.75%, 2/1/2032 (a)	855	762
4.50%, 6/1/2033 (a)	774	662
Cipher Compute LLC 7.13%, 11/15/2030 (a)	385	401
Edged Compute LLC 7.50%, 4/30/2031 (a)	345	346
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	607
Flash Compute LLC 7.25%, 12/31/2030 (a)	335	345
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	1,725	1,777
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	1,155	1,161
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	1,230	1,232
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	900	889
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,350	1,418
		25,469
Electric Utilities — 1.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,500	1,590

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	602	585
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (a)	7,480	7,569
4.38%, 9/30/2030 (a)	10,245	10,069
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	3,169	2,935
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,561
FirstEnergy Transmission LLC 4.55%, 1/15/2030	8,530	8,500
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	1,256	1,281
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,404
ITC Holdings Corp. 4.88%, 4/15/2031 (a)	13,090	13,050
NRG Energy, Inc.
5.75%, 1/15/2028	1,535	1,537
3.38%, 2/15/2029 (a)	955	911
5.25%, 6/15/2029 (a)	605	602
6.00%, 2/1/2033 (a)	1,015	1,023
5.75%, 1/15/2034 (a)	695	687
PG&E Corp. 5.00%, 7/1/2028	964	959
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,510	2,534
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	632	668
Vistra Operations Co. LLC
4.60%, 10/15/2030 (a)	2,520	2,471
4.70%, 1/31/2031 (a)	12,475	12,257
7.75%, 10/15/2031 (a)	1,655	1,735
VoltaGrid LLC 7.38%, 11/1/2030 (a)	505	526
		86,454
Electrical Equipment — 0.0% ^
Sensata Technologies BV 5.88%, 9/1/2030 (a)	460	463
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,365	1,351
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	1,720	1,691
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	650	633
6.63%, 7/15/2032 (a)	1,260	1,305
		4,980
Energy Equipment & Services — 0.0% ^
Archrock Partners LP 6.63%, 9/1/2032 (a)	370	379
Noble Finance II LLC 8.00%, 4/15/2030 (a)	650	676
Transocean International Ltd. 8.75%, 2/15/2030 (a)	141	147
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	971	1,069
		2,271
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	985	980
Discovery Global Holdings, Inc. 5.05%, 3/15/2042	475	347
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	2,255	2,247
		3,574

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 1.7%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	2,000	1,997
BCAP LLC Trust 0.00%, 9/17/2027 ‡	9,835	9,835
Block, Inc.
5.63%, 8/15/2030 (a)	245	246
6.50%, 5/15/2032	1,430	1,457
6.00%, 8/15/2033 (a)	685	685
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	6,664	6,656
Class B-1, 0.00%, 8/17/2027 ‡	7,962	7,952
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	3,500	3,522
Equitable America Global Funding 4.95%, 6/9/2030 (a)	20,105	20,148
Gemini 10.50%, 2/20/2029 ‡	5,000	5,000
Global Payments, Inc. 4.88%, 11/15/2030	18,345	18,054
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	13,625	13,734
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	7,285	7,292
5.13%, 7/29/2029 (a)	7,650	7,769
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	978	1,046
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	810	822
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	905
3.63%, 3/1/2029 (a)	831	799
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,095	1,094
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,550	2,613
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,591	2,591
		114,217
Food Products — 0.1%
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (d)	1,300	1,367
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	745	712
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,259	1,225
6.25%, 2/15/2032 (a)	425	432
		3,736
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	505	517
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	550	533
		1,050
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,149	1,149
5.38%, 3/1/2029 (a)	135	132
8.25%, 1/15/2030 (a)	715	738
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	779	736
Transnet (South Africa) 8.25%, 2/6/2028 (d)	2,000	2,080

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	325	329
7.13%, 6/1/2031 (a)	880	908
		6,072
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,355	1,340
Medline Borrower LP
3.88%, 4/1/2029 (a)	716	697
6.25%, 4/1/2029 (a)	774	794
5.25%, 10/1/2029 (a)	1,192	1,190
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	8,500	8,622
		12,643
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,011	1,006
5.00%, 4/15/2029 (a)	115	113
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	986	777
Cardinal Health, Inc. 4.50%, 9/15/2030	6,295	6,244
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,109
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	834	767
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,730	1,681
Encompass Health Corp. 4.75%, 2/1/2030	1,500	1,476
HCA, Inc.
5.20%, 6/1/2028	10,840	10,983
5.25%, 3/1/2030	6,535	6,648
4.70%, 5/15/2031	16,520	16,368
Tenet Healthcare Corp.
4.63%, 6/15/2028	635	631
4.25%, 6/1/2029	2,728	2,659
6.13%, 6/15/2030	1,525	1,539
		58,001
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	200	200
5.00%, 5/15/2027 (a)	680	680
6.25%, 6/1/2032 (a)	2,575	2,630
		3,510
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	525	536
6.50%, 4/1/2032 (a)	2,625	2,692
		3,228
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	419	412
Acushnet Co. 5.63%, 12/1/2033 (a)	460	456

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	830
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	995	1,007
6.50%, 2/15/2032 (a)	786	766
Carnival Corp. Ltd. 6.13%, 2/15/2033 (a)	3,700	3,747
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	895	914
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,533
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,435	1,386
4.00%, 5/1/2031 (a)	1,706	1,617
5.88%, 3/15/2033 (a)	1,935	1,957
MGM Resorts International
6.13%, 9/15/2029	1,310	1,329
6.50%, 4/15/2032	610	622
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	465	475
6.00%, 2/1/2033 (a)	1,205	1,222
Six Flags Entertainment Corp.
5.25%, 7/15/2029	1,120	1,085
6.63%, 5/1/2032 (a)	1,260	1,288
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,800	1,774
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	910	927
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	2,000	2,004
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	870	864
6.25%, 3/15/2033 (a)	1,730	1,736
		30,951
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	7,985	8,104
Newell Brands, Inc.
6.38%, 9/15/2027	675	681
6.63%, 5/15/2032	1,730	1,683
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,592	1,530
		11,998
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	1,007
4.13%, 4/30/2031 (a)	455	427
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,085	1,072
4.38%, 3/31/2029 (a)	459	442
		2,948
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,690

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,170
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,496	1,536
		9,396
Insurance — 1.0%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	1,175	1,186
CNO Global Funding
4.95%, 9/9/2029 (a)	18,500	18,550
4.70%, 12/11/2030 (a)	13,300	13,174
Corebridge Global Funding 4.55%, 1/9/2031 (a)	23,514	23,166
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,823
HUB International Ltd. 7.25%, 6/15/2030 (a)	1,270	1,304
		67,203
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	630	625
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	685	686
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	705	685
		1,371
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,145	1,185
Esab Corp. 6.25%, 4/15/2029 (a)	430	438
Terex Corp. 6.25%, 10/15/2032 (a)	490	498
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	974
		3,095
Marine Transportation — 0.0% ^
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	987	1,056
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	432	433
7.13%, 2/15/2031 (a)	1,065	1,101
7.50%, 3/15/2033 (a)	690	724
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,046
DISH DBS Corp.
7.75%, 7/1/2026	950	945
5.25%, 12/1/2026 (a)	2,380	2,371
5.75%, 12/1/2028 (a)	1,045	1,026
Gray Media, Inc.
10.50%, 7/15/2029 (a)	350	371
5.38%, 11/15/2031 (a)	1,358	974
7.25%, 8/15/2033 (a)	875	867
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,974	1,914
7.75%, 8/15/2030 (a)	63	58

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Lamar Media Corp.
4.00%, 2/15/2030	1,075	1,032
5.38%, 11/1/2033 (a)	735	724
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	1,825	1,796
6.50%, 9/15/2033 (a)	1,860	1,875
7.25%, 4/15/2034 (a)	1,335	1,343
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,470	1,435
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	590	606
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	4,865	4,739
5.50%, 7/1/2029 (a)	210	209
5.88%, 4/15/2032 (a)	470	468
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,728	1,682
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,900	1,892
		29,631
Metals & Mining — 0.1%
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	585	600
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	480	465
6.88%, 11/1/2029 (a)	955	977
Commercial Metals Co. 5.75%, 11/15/2033 (a)	670	671
Novelis Corp. 4.75%, 1/30/2030 (a)	1,410	1,358
		4,071
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,951
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	3,959
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,540	1,597
		10,507
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,316
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	1,322	1,321
5.75%, 10/15/2033 (a)	520	514
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	335	344
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	950	977
Buckeye Partners LP 6.88%, 7/1/2029 (a)	1,260	1,299
Cheniere Energy Partners LP 4.00%, 3/1/2031	12,260	11,827
Chord Energy Corp. 6.75%, 3/15/2033 (a)	470	483
CNX Resources Corp. 5.88%, 3/1/2034 (a)	695	684
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	16,540	16,635
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,226	1,205
Crescent Energy Finance LLC
7.75%, 7/31/2029 (a)	880	883

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.88%, 4/15/2032 (a)	395	405
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	786	771
Ecopetrol SA (Colombia) 8.88%, 1/13/2033	1,300	1,373
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,116
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	534	529
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	523	539
8.63%, 6/25/2033 (a)	1,070	1,062
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	728
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	780	810
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	1,375	1,389
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,240	1,237
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	620	641
Kinder Morgan, Inc. 5.15%, 6/1/2030	3,000	3,064
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,425	1,432
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,185	1,201
6.00%, 4/15/2034 (a)	175	173
MPLX LP 4.80%, 2/15/2031	18,640	18,628
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	352	366
8.38%, 2/15/2032 (a)	352	370
NuStar Logistics LP
5.63%, 4/28/2027	1,285	1,289
6.38%, 10/1/2030	237	246
Permian Resources Operating LLC 5.88%, 7/1/2029 (a)	1,290	1,291
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	1,334	1,294
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	1,000	1,075
6.84%, 1/23/2030	4,485	4,611
6.70%, 2/16/2032	7,350	7,401
10.00%, 2/7/2033	6,000	7,047
Range Resources Corp. 4.75%, 2/15/2030 (a)	910	891
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	760	753
SM Energy Co.
6.63%, 1/15/2027	740	741
8.63%, 11/1/2030 (a)	935	988
8.75%, 7/1/2031 (a)	1,188	1,244
9.63%, 6/15/2033 (a)	110	122
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	1,070	1,102
Sunoco LP
4.50%, 5/15/2029	1,744	1,709
5.63%, 3/15/2031 (a)	1,130	1,131
7.25%, 5/1/2032 (a)	785	820
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	670	670
6.00%, 12/31/2030 (a)	1,760	1,771

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (d)	1,500	1,459
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,670	1,600
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	1,675	1,824
8.38%, 6/1/2031 (a)	510	531
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	1,475	1,542
7.75%, 5/1/2035 (a)	445	499
		118,657
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	3,255	3,251
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,130	1,040
United Airlines, Inc. 4.63%, 4/15/2029 (a)	635	626
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	915	911
		5,828
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,512	1,506
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	820	783
		2,289
Pharmaceuticals — 0.0% ^
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	782	801
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	742	686
Organon & Co. 5.13%, 4/30/2031 (a)	537	532
		2,019
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	1,255	1,238
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	7,910	7,946
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	995	1,000
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,167
Broadcom, Inc. 4.60%, 7/15/2030	12,635	12,644
Entegris, Inc.
4.38%, 4/15/2028 (a)	685	675
5.95%, 6/15/2030 (a)	2,070	2,091
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	6,175	6,392
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	1,150	1,184
Marvell Technology, Inc. 4.75%, 7/15/2030	15,315	15,363
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	660	644
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	1,365	1,374
		42,534
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	715	689
Elastic NV 4.13%, 7/15/2029 (a)	605	579

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	855	837
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	835	821
5.13%, 4/15/2029 (a)	672	658
Oracle Corp. 4.95%, 2/4/2031	22,750	22,371
RingCentral, Inc. 8.50%, 8/15/2030 (a)	795	834
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	505	505
6.50%, 6/1/2032 (a)	2,055	2,073
		29,367
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	794	791
5.00%, 7/15/2028 (a)	1,030	1,027
5.25%, 7/15/2030 (a)	315	312
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	335	340
		2,470
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	670	665
Bath & Body Works, Inc.
7.50%, 6/15/2029	1,090	1,106
6.63%, 10/1/2030 (a)	725	738
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (f)	101	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,415	1,325
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	696	677
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	379	377
3.88%, 6/1/2029 (a)	700	671
Penske Automotive Group, Inc. 3.75%, 6/15/2029	560	537
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	510	511
PetSmart LLC 7.50%, 9/15/2032 (a)	500	504
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,395	1,367
Staples, Inc.
10.75%, 9/1/2029 (a)	355	338
12.75%, 1/15/2030 (a)	429	328
		9,144
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	429	447
4.13%, 1/15/2031 (a)	1,060	1,012
8.50%, 7/15/2031 (a)	256	268
		1,727
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc.
7.00%, 6/15/2030 (a)	280	291

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
7.25%, 6/15/2033 (a)	625	652
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	615	627
United Rentals North America, Inc.
5.25%, 1/15/2030	700	700
5.38%, 11/15/2033 (a)	980	968
6.13%, 3/15/2034 (a)	1,645	1,688
WESCO Distribution, Inc.
6.63%, 3/15/2032 (a)	1,125	1,160
6.38%, 3/15/2033 (a)	1,595	1,639
		7,725
Wireless Telecommunication Services — 0.0% ^
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	702
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	1,639	1,701
		2,403
Total Corporate Bonds (Cost $2,148,919)		2,149,126
Asset-Backed Securities — 21.2%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,502	1,402
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	900	901
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	1,405	1,415
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	4,000	4,123
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	2,897	2,912
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,905	2,937
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	7,500	7,537
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,382
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	5,500	5,567
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,622
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	1,800	1,867
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	4,000	4,145
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	8,400	8,760
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	4,999	5,010
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	8,537	8,532
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	8,360	8,669
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	2,993	2,976
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	7,434	7,385
Series 2025-2, Class E, 7.66%, 2/14/2033 (a)	5,100	5,321
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	548
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	6,060
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,462
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (a)	2,000	1,850
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	5,000	4,792
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	3,124	2,949
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	14,050	13,258

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	9,110	9,072
Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	2,475	2,438
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	6,005	6,030
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	287	270
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	1,952	1,808
Avis Budget Rental Car Funding AESOP LLC
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,417	1,420
Series 2022-4A, Class B, 5.46%, 2/20/2029 (a)	7,250	7,322
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,454
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,043
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,146
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,199
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.13%, 10/17/2032 (a) (e)	10,250	10,266
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,523
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	925	922
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	300	300
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (g)	8,854	8,840
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	6,617	6,170
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,021
Series 2023-1, Class C, 7.10%, 8/15/2029	1,483	1,498
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,549
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,440
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	4,500	4,645
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000	5,060
Series 2025-3, Class C, 4.81%, 5/15/2031	8,400	8,414
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	4,600	4,704
Series 2026-1, Class C, 4.44%, 11/17/2031	4,667	4,617
Series 2026-1, Class D, 4.99%, 11/17/2031	4,136	4,102
Series 2026-2, Class D, 5.19%, 2/17/2032	3,143	3,129
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	8,000	8,119
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	2,277	2,313
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,127	2,105
BXMT Ltd.
Series 2021-FL4, Class A, 5.04%, 5/15/2038 (a) (e)	1,245	1,244
Series 2021-FL4, Class C, 5.74%, 5/15/2038 (a) (e)	1,750	1,707
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class BR, 5.28%, 10/20/2034 (a) (e)	6,500	6,504
Series 2022-1A, Class A1R, 4.65%, 4/15/2035 (a) (e)	10,000	9,999
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.23%, 4/20/2032 (a) (e)	6,222	6,234
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,081
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,749
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,783
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,194

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-N3, Class C, 4.90%, 12/10/2030 (a)	4,500	4,503
Series 2024-P4, Class B, 5.00%, 2/10/2031	8,900	8,927
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (e)	2,352	2,260
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	1,287	746
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,401
Consumer Portfolio Services Auto Trust
Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	11,000	11,071
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	11,060	11,128
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	4,333	4,328
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,484	1,482
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,615
Series 2024-D, Class D, 5.14%, 1/15/2031 (a)	4,903	4,922
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	14,220	14,242
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	1,003	1,005
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,563
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,071
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,350
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,225
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,554
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,305
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,056
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,551
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,026
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	8,142	8,198
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	7,085	7,053
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	6,765	6,768
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	4,583	4,553
Crossroads Asset Trust Series 2025-A, Class B, 5.20%, 2/20/2032 (a)	1,500	1,513
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,285	5,295
Dec
6.02%, 3/13/2030 ‡ (a)	5,000	5,000
6.91%, 1/15/2031 ‡ (a)	5,000	5,000
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	7,920	7,963
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,795
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,270
Series 2025-2, Class C, 4.39%, 9/15/2032	4,665	4,632
Series 2025-1, Class D, 5.41%, 9/15/2032	4,000	4,027
Series 2025-2, Class D, 4.90%, 12/15/2032	4,365	4,335
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,924	4,572
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	5,200	5,199
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	2,800	2,937
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	2,800	2,951
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (g)	3,053	3,072

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	6,000	6,000
Series 2026-1 B, 14.50%, 10/10/2041 ‡	4,000	4,000
Series 2026-1 B, 14.10%, 12/15/2041 ‡	2,350	2,350
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	986	946
Exeter Automobile Receivables Trust
Series 2021-4A, Class D, 1.96%, 1/17/2028	9	9
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,355	2,346
Series 2025-2A, Class D, 5.89%, 7/15/2031	9,880	10,070
Series 2025-3A, Class D, 5.57%, 10/15/2031	11,250	11,347
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,770	10,769
Series 2025-5A, Class D, 5.16%, 3/15/2032	4,200	4,201
Series 2026-1A, Class C, 4.40%, 5/17/2032	3,456	3,409
Series 2026-1A, Class D, 5.00%, 5/17/2032	4,112	4,069
Series 2026-2A, Class C, 4.91%, 8/16/2032	6,459	6,440
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	1,989	2,056
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,226	5,230
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	2,392	2,386
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (e)	4,376	4,333
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,302
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 7/17/2038 (a)	8,500	8,465
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,977
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,916
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,704
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	2,163
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	3,805	3,632
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	1,971	1,954
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	3,782	3,764
Series 2025-2A, Class B, 4.94%, 4/15/2052 (a)	3,762	3,735
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	3,888	3,844
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,691
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,711
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	6,500	6,530
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,027
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	3,000	3,014
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	7,049	7,124
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	6,000	5,983
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	6,215	6,178
GLS Auto Select Receivables Trust
Series 2024-3A, Class B, 5.64%, 8/15/2030 (a)	1,200	1,219
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,000	1,007
Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,492
Series 2025-3A, Class C, 4.94%, 9/15/2031 (a)	1,750	1,748
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	1,541	1,516

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	8,323	8,236
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,008
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	1,000	1,010
Series 2025-2A, Class A3, 5.02%, 6/25/2060 (a)	3,065	3,087
Grit Parent, Inc. 10.00%, 3/27/2030 ‡	6,500	6,435
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (g)	2,532	2,542
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (g)	2,868	2,843
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (g)	8,604	8,604
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (e)	6,819	6,855
Hertz Vehicle Financing III LLC Series 2025-4A, Class C, 6.48%, 12/25/2031 (a)	4,500	4,531
Hertz Vehicle Financing LLC Series 2025-1A, Class C, 6.03%, 9/25/2029 (a)	3,649	3,656
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	3,821	3,884
Series 2024-3A, Class B, 5.27%, 8/27/2040 (a)	1,475	1,482
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,780	1,783
Series 2025-1A, Class C, 5.52%, 5/27/2042 (a)	3,198	3,198
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	2,534	2,505
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	1,290	1,278
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	5,153	5,106
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (a)	1,705	1,697
HINNT LLC Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	535	546
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,593	9,460
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	5,817	5,440
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	447	418
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B2, 4.98%, 10/20/2032 (a) (e)	1,694	1,700
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	14,881	14,873
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	4,000	3,984
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	5,925	5,925
JBHP 10.28%, 4/14/2041 ‡	3,500	3,500
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.13%, 7/20/2031 (a) (e)	7,098	7,098
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,565	3,533
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,625
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,321
Series 2024-1A, Class B, 5.88%, 6/21/2032 (a)	3,150	3,172
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	2,003
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	19,125	19,077
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	4,195	4,137
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	1,820	1,779
Liberty 7.25%, 5/14/2031 ‡	12,000	12,010
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.13%, 10/19/2034 (a) (e)	7,000	6,999
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	5,019	4,958
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,500	3,430

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	5,000	5,021
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,517
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,210
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,750	3,724
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	784	788
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,293
Mercury Financial Credit Card Master Trust Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	15,090	15,077
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	1,198	1,203
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 4.50%, 8/25/2034 (e)	32	32
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	937	947
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	669	679
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	6,222	6,074
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class BR, 5.08%, 7/16/2036 (a) (e)	10,250	10,255
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,680
Nexus Nova 6.50%, 11/8/2028 ‡	5,000	5,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	4,580	4,455
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	3,308	3,314
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,717	1,700
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,722
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,758
OneMain Direct Auto Receivables Trust Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	5,840	5,773
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	554	546
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	288	284
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	938	926
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	4,347	4,348
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	8,250	8,220
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	5,000	4,962
Series 2026-A, Class A, 4.32%, 1/9/2034 (a)	3,032	3,009
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	3,732	3,722
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2025-1A, Class A2, 4.85%, 2/15/2033 (a) (e)	10,250	10,245
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,270
PFP Ltd. (Cayman Islands) Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (e) (h)	6,400	6,400
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	844	857
PRET Trust Series 2026-RN1, Class A1, 5.92%, 6/25/2066 (a) (g) (h)	10,316	10,316
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	6,222
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,431
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	1,990
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,223
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (a)	5,466	5,091
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	2,981	2,762
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	13,085	12,148
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (a)	1,997	1,872
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (a)	3,145	2,934
Series 2025-SFR6, Class B, 4.00%, 12/17/2042 (a)	11,050	10,426

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (a)	7,812	7,238
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	2,250	2,085
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	3,480	3,453
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	3,950	3,935
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	1,789	1,789
RCKT Mortgage Trust
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (g)	6,260	6,230
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (g)	19,595	19,389
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (g)	7,144	7,124
Reach ABS Trust
Series 2025-2A, Class A, 4.93%, 8/18/2032 (a)	5,655	5,675
Series 2025-2A, Class B, 5.12%, 8/18/2032 (a)	3,500	3,497
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	4,600	4,550
Series 2026-2A, Class C, 5.35%, 2/15/2035 (a)	5,350	5,358
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 8/20/2032 (a)	2,889	2,900
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,563
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	11,000	11,008
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	5,645	5,654
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	3,292	3,322
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	4,290	4,327
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	2,669	2,680
Series 2024-B, Class D, 5.48%, 1/18/2033 (a)	2,135	2,147
Series 2023-B, Class C, 5.93%, 12/15/2033 (a)	3,042	3,071
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,045
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,048
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,106
Series 2024-2, Class D, 6.28%, 8/15/2031	5,000	5,124
Series 2025-3, Class C, 4.68%, 9/15/2031	10,890	10,882
Series 2025-3, Class D, 5.11%, 9/15/2031	6,000	6,003
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,075
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,416
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,866
Series 2025-4, Class B, 4.27%, 1/15/2032	4,535	4,516
Series 2025-4, Class D, 4.95%, 1/15/2032	2,763	2,747
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,923
Series 2026-1, Class D, 4.75%, 4/15/2032	3,344	3,296
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,604
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,204
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,803
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	3,283	3,314
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	6,475	6,434
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	4,250	4,154

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	990	969
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	1,365	1,339
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,179	2,175
Series 2026-1A, Class B, 4.80%, 12/22/2042 (a)	3,713	3,674
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	902	906
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	1,780	1,774
Series 2025-2A, Class B, 4.93%, 4/20/2044 (a)	838	833
Series 2025-2A, Class C, 5.32%, 4/20/2044 (a)	1,185	1,176
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	1,333	1,327
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	999	999
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	680	671
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class C, 5.08%, 8/20/2029 (a)	4,000	4,020
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	1,446	1,421
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	2,304	2,370
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,439	1,440
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (e)	5,822	5,823
Series 2018-20A, Class BR2, 5.23%, 1/16/2032 (a) (e)	9,350	9,362
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class BR2, 5.07%, 7/29/2035 (a) (e)	15,000	15,010
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (g)	3,083	3,060
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (g)	3,634	3,608
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (g)	6,658	6,639
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,745
Tricon Trust Series 2026-SFR2, Class A, 4.85%, 6/17/2043 (a) (e) (h)	10,132	10,132
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	3,495	3,487
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	422	424
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	11,435	11,435
Series 2026-2, Class B, 5.08%, 5/20/2036 (a)	7,634	7,616
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	4,962	4,935
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.07%, 4/20/2032 (a) (e)	3,299	3,299
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	3,044	3,086
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	6,862	6,935
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	2,750	2,768
VFI ABS LLC Series 2025-1A, Class A, 4.78%, 6/24/2030 (a)	3,379	3,387
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (g)	840	840
VOLT CVI LLC Series 2021-NP12, Class A1, 6.73%, 12/26/2051 (a) (g)	1,899	1,901
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (g)	144	144
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	1,404	1,424
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	1,400	1,404
Series 2025-1, Class C, 5.34%, 11/15/2035 (a)	8,000	8,041
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	1,515	1,525

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	1,862	1,878
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	1,668	1,685
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,040
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	7,000	7,121
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	12,800	12,781
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,006
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	1,015	1,015
Total Asset-Backed Securities (Cost $1,425,628)		1,424,296
U.S. Treasury Obligations — 15.7%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,010
4.25%, 3/15/2027	440	442
3.25%, 6/30/2027	2,140	2,125
4.38%, 7/15/2027	8,470	8,512
3.38%, 9/15/2027	2,920	2,899
3.88%, 10/15/2027	3,315	3,311
4.13%, 10/31/2027	214	215
4.00%, 12/15/2027	3,625	3,626
3.50%, 1/31/2028	690	685
3.75%, 5/15/2028	635	632
3.88%, 6/15/2028	46,915	46,789
3.88%, 7/15/2028	201,760	201,153
3.63%, 8/15/2028	82,040	81,357
3.38%, 9/15/2028	84,790	83,584
4.63%, 9/30/2028	1,230	1,246
3.50%, 10/15/2028	163,070	161,095
3.50%, 12/15/2028	23,494	23,190
3.50%, 1/15/2029	422,480	416,787
3.88%, 6/30/2030	1,850	1,834
3.63%, 8/31/2030	6,560	6,434
3.63%, 9/30/2030	740	726
3.88%, 4/30/2031	1,460	1,443
Total U.S. Treasury Obligations (Cost $1,059,318)		1,051,095
Mortgage-Backed Securities — 12.4%
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	830	821
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	18	17
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	121	119
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	20,000	19,922
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,251	1,221
Pool # SB8184, 4.00%, 10/1/2037	7,039	6,848
Pool # QO4733, 5.50%, 1/1/2041	1,115	1,135

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QO4734, 5.50%, 1/1/2041	1,106	1,136
Pool # QO4735, 5.50%, 1/1/2041	1,114	1,140
FHLMC UMBS, 30 Year
Pool # SD8342, 5.50%, 7/1/2053	23,115	23,301
Pool # RA9453, 6.00%, 7/1/2053	22,373	23,017
Pool # SD8343, 6.00%, 7/1/2053	31,532	32,292
Pool # QH3301, 6.00%, 10/1/2053	4,920	5,036
Pool # SD4536, 6.00%, 11/1/2053	4,279	4,372
Pool # SD4893, 6.00%, 2/1/2054	44,674	46,184
Pool # SL0768, 6.00%, 5/1/2054	47,687	48,860
Pool # SL0775, 6.00%, 5/1/2054	14,255	14,623
Pool # RJ1970, 6.00%, 7/1/2054	3,584	3,669
Pool # SD6636, 5.50%, 10/1/2054	14,728	14,924
Pool # QJ7053, 6.00%, 10/1/2054	7,959	8,131
Pool # SL0226, 6.00%, 2/1/2055	11,219	11,577
Pool # QZ4956, 5.50%, 10/1/2055	12,320	12,386
Pool # QZ5395, 5.50%, 10/1/2055	6,542	6,592
Pool # QZ9152, 6.00%, 11/1/2055	10,324	10,743
Pool # TA0287, 5.50%, 12/1/2055	10,419	10,571
Pool # TA2049, 5.50%, 12/1/2055	9,933	10,052
Pool # QZ9731, 6.00%, 12/1/2055	9,709	9,964
Pool # TA1089, 6.00%, 12/1/2055	1,463	1,504
Pool # TA5309, 6.00%, 12/1/2055	1,192	1,226
Pool # TA2045, 5.50%, 1/1/2056	19,485	19,706
Pool # TA5394, 5.50%, 1/1/2056	8,369	8,471
Pool # TA5391, 5.50%, 2/1/2056	9,537	9,614
Pool # TA5462, 5.50%, 2/1/2056	6,440	6,498
Pool # TA5463, 5.50%, 2/1/2056	7,131	7,198
Pool # TA6706, 5.50%, 2/1/2056	7,888	7,971
Pool # TA6707, 5.50%, 2/1/2056	3,852	3,887
Pool # TA6708, 5.50%, 2/1/2056	12,175	12,281
Pool # TA6712, 5.50%, 2/1/2056	3,036	3,080
Pool # TA6713, 5.50%, 2/1/2056	6,298	6,360
Pool # TA6714, 5.50%, 2/1/2056	6,368	6,428
Pool # TA6715, 5.50%, 2/1/2056	2,248	2,279
Pool # TA6716, 5.50%, 2/1/2056	3,991	4,033
Pool # TA6721, 5.50%, 2/1/2056	999	1,008
Pool # TA6752, 5.50%, 2/1/2056	1,334	1,349
Pool # TA6719, 6.00%, 2/1/2056	5,885	6,080
Pool # TA6720, 6.00%, 2/1/2056	3,306	3,410
Pool # TA6723, 6.00%, 2/1/2056	4,522	4,671
Pool # TA7134, 5.50%, 3/1/2056	2,070	2,100
Pool # TA7142, 5.50%, 3/1/2056	3,974	4,005
Pool # TA7143, 5.50%, 3/1/2056	5,390	5,436
Pool # TA8848, 5.50%, 3/1/2056	1,812	1,830
Pool # TA8850, 5.50%, 3/1/2056	15,987	16,127
Pool # TA8853, 5.50%, 3/1/2056	1,883	1,901
Pool # TA8859, 5.50%, 3/1/2056	3,393	3,421

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # TA8864, 6.00%, 3/1/2056	4,521	4,650
Pool # TA8869, 6.00%, 3/1/2056	1,072	1,100
Pool # TA8872, 6.00%, 3/1/2056	1,820	1,873
Pool # TA8876, 6.00%, 3/1/2056	4,002	4,114
Pool # TA8885, 6.00%, 3/1/2056	2,629	2,707
Pool # TA9463, 6.50%, 4/1/2056	6,583	6,858
Pool # TB3664, 5.50%, 5/1/2056	9,531	9,603
Pool # TB3710, 6.50%, 5/1/2056	4,249	4,452
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	1,262	1,248
Pool # AL9552, 3.50%, 8/1/2031	112	110
Pool # AS9697, 3.50%, 5/1/2032	45	44
Pool # FM1156, 2.50%, 4/1/2033	3,245	3,122
Pool # FS2930, 4.00%, 9/1/2037	7,238	7,041
Pool # MA5558, 5.00%, 12/1/2039	12,646	12,719
Pool # DE2796, 5.50%, 6/1/2040	1,567	1,598
Pool # DE1909, 5.50%, 7/1/2040	835	852
Pool # DE9689, 5.50%, 9/1/2040	1,190	1,213
Pool # DF1303, 5.50%, 10/1/2040	1,017	1,037
Pool # DF1912, 5.50%, 10/1/2040	1,113	1,135
Pool # DF5649, 5.50%, 11/1/2040	923	943
Pool # DE6933, 5.50%, 12/1/2040	1,625	1,656
Pool # DG1558, 5.50%, 2/1/2041	1,045	1,066
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	83	81
Pool # MA1527, 3.00%, 8/1/2033	54	52
Pool # MA1921, 3.50%, 6/1/2034	3,134	3,034
Pool # FM3933, 3.00%, 6/1/2037	14,945	14,173
Pool # CA1791, 3.50%, 2/1/2038	5,685	5,486
Pool # FM3075, 3.50%, 11/1/2039	18,201	17,313
Pool # CA8310, 2.50%, 12/1/2040	10,301	9,204
FNMA UMBS, 30 Year
Pool # MA4842, 5.50%, 12/1/2052	6,066	6,136
Pool # MA5191, 6.00%, 11/1/2053	13,828	14,142
Pool # FA0565, 6.00%, 6/1/2054	28,965	29,744
Pool # FS9980, 6.00%, 9/1/2054	3,674	3,771
Pool # DE2826, 6.00%, 7/1/2055	2,686	2,757
Pool # DF0304, 6.00%, 9/1/2055	5,436	5,554
Pool # DF8741, 5.50%, 12/1/2055	1,151	1,157
Pool # DF6866, 5.50%, 1/1/2056	1,725	1,739
Pool # DF6898, 5.50%, 1/1/2056	1,901	1,920
Pool # DF9730, 5.50%, 1/1/2056	1,052	1,063
Pool # DF9754, 5.50%, 1/1/2056	1,323	1,345
Pool # DF9776, 5.50%, 1/1/2056	9,014	9,124
Pool # DF9779, 5.50%, 1/1/2056	4,879	4,946
Pool # DF9780, 5.50%, 1/1/2056	1,420	1,434
Pool # DF9782, 5.50%, 1/1/2056	3,910	3,948
Pool # DF6150, 5.50%, 2/1/2056	4,933	4,963

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DG0358, 5.50%, 2/1/2056	1,293	1,302
Pool # DG1458, 5.50%, 2/1/2056	1,134	1,152
Pool # DG1462, 5.50%, 2/1/2056	7,857	7,938
Pool # DG1564, 5.50%, 2/1/2056	2,355	2,377
Pool # DG1572, 5.50%, 2/1/2056	4,297	4,319
Pool # DG1751, 5.50%, 2/1/2056	3,631	3,681
Pool # DG1752, 5.50%, 2/1/2056	4,303	4,355
Pool # DG2566, 5.50%, 2/1/2056	14,294	14,418
Pool # DG2570, 5.50%, 2/1/2056	7,875	7,957
Pool # DG2572, 5.50%, 2/1/2056	5,638	5,717
Pool # DF4300, 6.00%, 2/1/2056	300	307
Pool # DG1586, 6.00%, 2/1/2056	2,236	2,298
Pool # DG1589, 6.00%, 2/1/2056	2,051	2,110
Pool # DG3661, 5.50%, 3/1/2056	3,643	3,679
Pool # DG3665, 5.50%, 3/1/2056	5,812	5,863
Pool # DG5501, 5.50%, 3/1/2056	2,444	2,456
Pool # DG3674, 6.00%, 3/1/2056	4,363	4,500
Pool # DG3677, 6.00%, 3/1/2056	2,902	2,998
Pool # DG6115, 5.50%, 4/1/2056	6,986	7,021
Pool # DG6829, 6.00%, 4/1/2056	2,068	2,128
Pool # DG6830, 6.00%, 4/1/2056	2,227	2,289
Pool # DG6851, 6.50%, 4/1/2056	1,498	1,563
Pool # DG6852, 6.50%, 4/1/2056	3,995	4,162
Pool # DG9905, 5.50%, 5/1/2056	6,612	6,662
Pool # DH1935, 6.50%, 5/1/2056	1,110	1,160
Pool # DH1936, 6.50%, 6/1/2056	6,000	6,251
Pool # DH1939, 6.50%, 6/1/2056	3,008	3,133
Pool # DH1950, 7.00%, 6/1/2056	2,282	2,420
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 5.50%, 6/25/2041 (h)	3,560	3,623
GNMA II, 30 Year Pool # 787548, 5.50%, 9/20/2054	19,953	20,216
Total Mortgage-Backed Securities (Cost $833,156)		830,809
Collateralized Mortgage Obligations — 11.6%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	6,385	6,433
Al, 5.59%, 10/25/2029 ‡	13,000	13,000
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	104	90
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (g)	6,000	5,997
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (e)	70	70
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (e)	1,060	989
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (e)	33	32
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (e)	80	79
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (e)	3,544	3,493
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (a)	9,183	8,981
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	3,033	2,930
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (g)	11,000	11,033

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (e)	2,000	1,968
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	452	279
Series 2006-HYB2, Class 2A1B, 4.44%, 4/20/2036 (e)	59	56
CIM Trust Series 2019-INV2, Class A11, 4.68%, 5/25/2049 (a) (e)	51	49
Citi Asset Receivables Trust I
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (a)	10,650	10,604
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (a)	18,131	18,358
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (a)	7,664	7,980
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M2, 5.26%, 12/25/2041 (a) (e)	9,107	9,139
Series 2025-R06, Class 1M1, 4.56%, 9/25/2045 (a) (e)	4,457	4,453
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (g)	2,000	2,009
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	666	606
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.20%, 10/25/2047 (e)	534	422
FHLMC, REMIC
Series 5394, Class AV, 5.50%, 1/25/2035	5,619	5,645
Series 3036, Class NE, 5.00%, 9/15/2035	57	57
Series 5510, Class GV, 5.50%, 12/25/2035	12,875	12,983
Series 5516, Class DV, 6.00%, 12/25/2035	8,850	8,993
Series 5530, Class V, 5.50%, 2/25/2036	14,959	15,192
Series 3294, Class NE, 5.50%, 3/15/2037	124	127
Series 3878, Class PL, 4.50%, 11/15/2040	6,091	6,040
Series 4012, Class GS, IF, IO, 2.74%, 3/15/2042 (e)	3,230	441
Series 4338, Class SA, IF, IO, 2.24%, 5/15/2044 (e)	2,921	278
Series 4477, Class SA, IF, IO, 2.39%, 5/15/2045 (e)	2,904	304
Series 4505, Class SA, IF, IO, 2.39%, 8/15/2045 (e)	2,452	242
Series 4681, Class SD, IF, IO, 2.39%, 5/15/2047 (e)	230	25
Series 4925, Class SH, IF, IO, 2.37%, 10/25/2049 (e)	5,281	470
Series 4954, Class SB, IF, IO, 2.32%, 2/25/2050 (e)	5,662	587
Series 5021, Class MI, IO, 3.00%, 10/25/2050	19,139	3,235
Series 5551, Class BA, 5.00%, 10/25/2051	32,603	32,270
Series 5564, Class BA, 5.00%, 12/25/2051	55,918	55,620
Series 5537, Class CA, 5.00%, 2/25/2052	2,454	2,442
Series 5531, Class DA, 5.00%, 3/25/2052	15,487	15,444
Series 5577, Class A, 5.00%, 4/25/2052	8,781	8,749
Series 5558, Class DA, 5.00%, 7/25/2052	13,563	13,504
Series 4632, Class MA, 4.00%, 8/15/2054	3,729	3,674
Series 4634, Class MD, 5.00%, 11/15/2054	5,131	5,117
Series 4630, Class MA, 4.00%, 1/15/2055	4,309	4,275
Series 4839, Class WS, IF, IO, 2.34%, 8/15/2056 (e)	10,193	1,274
FHLMC, STRIPS
Series 445, Class HA, 4.25%, 5/25/2031	16,695	16,462
Series 267, Class S5, IF, IO, 2.24%, 8/15/2042 (e)	2,517	226
Series 342, Class S7, IF, IO, 2.35%, 2/15/2045 (e)	1,060	104
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	547	40
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,504	4,563

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-4, Class PV, 5.50%, 1/25/2036	4,753	4,829
Series 2025-27, Class BV, 5.50%, 3/25/2036	13,489	13,652
Series 2025-29, Class CV, 5.50%, 4/25/2036	11,356	11,488
Series 2025-56, Class BV, 5.50%, 7/25/2036	11,599	11,779
Series 2015-85, Class SA, IF, IO, 1.89%, 11/25/2045 (e)	2,481	191
Series 2016-74, Class GS, IF, IO, 2.27%, 10/25/2046 (e)	1,237	119
Series 2017-31, Class SG, IF, IO, 2.37%, 5/25/2047 (e)	6,198	639
Series 2024-27, Class CA, 5.50%, 12/25/2048	2,199	2,204
Series 2019-31, Class S, IF, IO, 2.32%, 7/25/2049 (e)	2,983	310
Series 2024-20, Class MA, 5.00%, 11/25/2049	17,886	17,882
Series 2025-58, Class CA, 5.00%, 9/25/2051	6,735	6,718
Series 2025-58, Class MA, 5.00%, 9/25/2051	13,131	13,104
Series 2025-22, Class BA, 5.00%, 11/25/2051	20,536	20,446
Series 2025-66, Class LA, 5.00%, 12/25/2051	17,819	17,744
Series 2025-62, Class CA, 5.50%, 1/25/2052	21,972	22,097
Series 2022-42, Class EA, 3.75%, 6/25/2052	41,066	39,584
Series 2022-43, Class P, 4.00%, 7/25/2052	7,139	6,935
Series 2025-51, Class A, 5.50%, 1/25/2053	38,307	38,627
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	194	33
Series 2015-123, Class SE, IF, IO, 2.00%, 9/20/2045 (e)	3,126	279
Series 2016-108, Class SM, IF, IO, 2.38%, 8/20/2046 (e)	546	72
Series 2024-110, Class LC, 3.50%, 4/20/2048	23,484	22,774
Series 2018-139, Class SB, IF, IO, 2.43%, 10/20/2048 (e)	4,485	632
Series 2025-4, Class LA, 3.00%, 7/20/2051	13,907	13,061
Series 2024-184, Class BG, 3.50%, 10/20/2051	5,626	5,374
Series 2025-1, Class GC, 3.50%, 10/20/2051	27,345	26,072
Series 2024-1, Class KB, 2.50%, 12/20/2051	14,597	13,731
Series 2024-151, Class HB, 4.50%, 10/20/2052	24,804	24,324
GS Mortgage-Backed Securities Trust
Series 2023-PJ5, Class A16, 6.50%, 2/25/2054 (a) (e)	8,380	8,455
Series 2025-PJ4, Class A5, 5.50%, 9/25/2055 (a) (e)	4,059	4,072
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (g)	7,826	7,589
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (g)	7,440	7,442
J.P. Morgan Mortgage Trust Series 2023-2, Class A4B, 5.50%, 7/25/2053 (a) (e)	4,638	4,659
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (g)	5,444	5,450
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	4,673	4,693
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (e)	2,500	2,513
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (g)	16,725	16,734
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (g)	9,070	9,009
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.78%, 7/16/2030 (a) (e)	5,000	5,009
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	3,650	3,661
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (g)	3,907	3,913
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	2,024	2,026
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	5,250	5,273

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (e)	3,041	2,690
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	4,818	4,821
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (e)	6,185	6,070
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	1,135	1,137
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.08%, 7/25/2046 (e)	764	544
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	5,600	5,613
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (a) (g)	4,296	4,255
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.87%, 5/25/2035 (e)	37	37
Total Collateralized Mortgage Obligations (Cost $783,279)		777,798
Commercial Mortgage-Backed Securities — 4.6%
BAML RCAP Frn 8.00%, 10/25/2027 ‡	3,338	3,338
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 5B13, 2.15%, 5/25/2052 ‡ (a) (e)	5,000	4,489
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.32%, 2/15/2039 (a) (e)	708	710
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 3.97%, 4/10/2048 (e)	3,600	3,204
Series 2015-GC31, Class C, 3.69%, 6/10/2048 (e)	530	100
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.19%, 2/10/2047 (e)	1,534	1,512
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	1,738	1,682
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (e)	2,750	2,552
Series 2015-LC21, Class D, 4.24%, 7/10/2048 (e)	1,000	942
Series 2015-CR26, Class B, 4.68%, 10/10/2048 (e)	800	782
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (e)	1,625	1,590
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (e)	2,530	2,480
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (e)	4,725	4,643
Series 2026-GATE3, Class B, 4.94%, 2/10/2043 (a) (e)	5,100	4,999
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (e)	1,700	1,663
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (e)	833	817
DLIC Re-REMIC Trust Series 2025-FRR1, Class CK57, 0.99%, 8/27/2049 ‡ (a) (e)	4,500	4,431
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60%, 11/13/2042 (a) (e)	5,960	5,896
Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (e)	3,050	3,014
Series 2025-ELP, Class C, 5.14%, 11/13/2042 (a) (e)	1,700	1,691
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.36%, 11/25/2045 (a) (e)	10,478	10,486
Series 2021-MN1, Class M1, 5.61%, 1/25/2051 (a) (e)	92	92
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 4.10%, 7/25/2026 (e)	7,691	2
Series KC05, Class X1, IO, 1.12%, 6/25/2027 (e)	15,787	124
Series K068, Class X1, IO, 0.40%, 8/25/2027 (e)	219,819	948
Series K739, Class X1, IO, 1.17%, 9/25/2027 (e)	59,302	508
Series K078, Class X1, IO, 0.08%, 6/25/2028 (e)	47,235	106
Series K090, Class X3, IO, 2.31%, 10/25/2029 (e)	32,598	2,022
Series K112, Class X1, IO, 1.42%, 5/25/2030 (e)	24,349	1,177
Series Q012, Class X, IO, 3.94%, 9/25/2035 (e)	9,966	1,382
Series K061, Class X3, IO, 1.88%, 12/25/2044 (e)	2,618	25

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K070, Class X3, IO, 2.04%, 12/25/2044 (e)	16,537	479
Series K072, Class X3, IO, 2.14%, 12/25/2045 (e)	1,200	39
Series K087, Class X3, IO, 2.27%, 1/25/2046 (e)	13,787	720
Series K097, Class X3, IO, 2.02%, 9/25/2046 (e)	20,477	1,190
Series K104, Class X3, IO, 1.89%, 2/25/2047 (e)	25,300	1,583
Series K088, Class X3, IO, 2.35%, 2/25/2047 (e)	9,575	554
Series K735, Class X3, IO, 2.16%, 5/25/2047 (e)	1,134	—
Series K093, Class X3, IO, 2.21%, 5/25/2047 (e)	50,000	2,970
Series K095, Class X3, IO, 2.10%, 8/25/2047 (e)	25,000	1,491
Series K736, Class X3, IO, 1.98%, 9/25/2047 (e)	50,000	100
Series K099, Class X3, IO, 1.95%, 10/25/2047 (e)	13,745	761
Series K105, Class X3, IO, 1.92%, 3/25/2048 (e)	40,058	2,666
Series K111, Class X3, IO, 3.18%, 4/25/2048 (e)	15,644	1,755
Series K110, Class X3, IO, 3.37%, 6/25/2048 (e)	15,544	1,775
Series K114, Class X3, IO, 2.73%, 8/25/2048 (e)	10,750	1,000
Series K115, Class X3, IO, 2.95%, 9/25/2048 (e)	21,273	2,180
Series K125, Class X3, IO, 2.65%, 2/25/2049 (e)	15,690	1,634
FNMA ACES
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (e)	46,141	2,336
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (e)	62,927	1,924
FREMF Series 2018-KF46, Class B, 5.71%, 3/25/2028 (a) (e)	10	10
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.26%, 9/25/2024 (a) (e)	55	55
Series 2019-KC06, Class B, 3.85%, 9/25/2026 (a) (e)	7,600	7,513
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	94,818	169
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	7,800
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	52
Series 2019-KC07, Class C, 3.58%, 10/25/2029 (a) (e)	4,700	4,000
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (e)	7,500	6,202
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	4,100	2,904
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	67,213	217
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	4,100	14
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	7,200
Series 2019-K89, Class C, 4.29%, 1/25/2051 (a) (e)	6,000	5,864
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	5,616
Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (e)	8,652	8,395
Series 2020-K740, Class D, PO, 11/25/2052 (a)	9,000	8,060
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	93,061	89
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	22,000	24
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	6,387
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	5,552
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	79,949	257
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	62
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	5,370
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	80,985	268
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	58
Series 2020-K739, Class D, PO, 11/25/2053 (a)	7,000	6,059
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	67,213	51

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	17
Series 2021-K126, Class D, PO, 1/25/2054 (a)	9,500	6,510
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	97,237	344
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	25,000	95
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,509
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	4,200	4,068
GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (e)	2,250	142
Series 2015-GC30, Class C, 4.00%, 5/10/2050 (e)	3,695	3,194
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (e)	7,732	6,311
Series 2015-C31, Class B, 4.53%, 8/15/2048 (e)	4,410	4,145
Series 2015-C31, Class C, 4.53%, 8/15/2048 (e)	3,360	2,612
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (e)	4,600	4,281
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (e)	3,725	3,114
Life Mortgage Trust Series 2021-BMR, Class C, 4.84%, 3/15/2038 (a) (e)	300	297
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (e)	2,577	2,510
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 (e)	2,948	2,860
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (e)	18,606	1,063
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,264
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,974
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,469
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,077
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (a) (e)	3,175	3,206
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (e)	6,919	7,021
PRM5 Trust
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (a) (e)	310	308
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (a) (e)	220	218
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (e)	7,069	6,895
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (a) (e)	7,067	6,856
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (e)	4,766	4,696
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,010	3,052
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	262
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 5.40%, 11/15/2036 (a) (e)	3,600	3,596
Series 2021-LIH, Class C, 5.70%, 11/15/2036 (a) (e)	2,200	2,197
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (e)	382	375
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	1,494	1,315
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	580
Series 2015-LC22, Class D, 4.72%, 9/15/2058 (e)	10,106	8,994
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class C, 3.61%, 9/15/2057 (e)	8,583	7,167
Series 2014-C22, Class D, 3.75%, 9/15/2057 (a) (e)	1,000	326

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C22, Class B, 4.37%, 9/15/2057 (e)	3,000	2,792
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (e)	4,845	4,910
Series 2025-DC, Class B, 5.54%, 7/15/2040 (a) (e)	570	576
Series 2025-DC, Class C, 6.03%, 7/15/2040 (a) (e)	1,000	1,015
Total Commercial Mortgage-Backed Securities (Cost $328,172)		310,025
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (d)	1,250	1,291
8.63%, 2/4/2030 (d)	1,000	1,069
9.45%, 2/4/2033 (a)	1,100	1,219
7.30%, 9/30/2033 (d)	800	797
7.63%, 5/20/2034 (a)	2,356	2,368
Argentine Republic
1.00%, 7/9/2029	620	559
4.12%, 7/9/2035 (g)	6,085	4,688
3.50%, 7/9/2041 (g)	2,400	1,723
Benin Government Bond 7.96%, 2/13/2038 (a)	1,878	1,981
Commonwealth of the Bahamas
8.95%, 10/15/2032 (d)	1,000	1,115
8.25%, 6/24/2036 (a)	1,196	1,337
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	1,940	1,876
7.05%, 2/3/2031 (a)	1,140	1,203
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	3,600	3,639
8.38%, 3/24/2029 (d)	1,400	1,489
8.63%, 1/13/2036 (d)	1,000	1,102
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (d)	1,500	1,569
5.85%, 7/7/2030 (d)	1,000	1,006
5.75%, 11/12/2032 (a)	2,283	2,243
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	2,800	2,751
7.38%, 4/8/2031 (d)	3,900	3,831
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,530	2,715
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	1,400	1,365
Republic of Angola 8.00%, 11/26/2029 (a)	211	215
Republic of Colombia 6.13%, 1/21/2031	633	630
Republic of Congo
8.75%, 4/16/2032 (a)	1,910	1,931
9.50%, 5/26/2036 (d)	1,453	1,450
9.50%, 4/16/2037 (a)	1,020	1,040
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (d) (g)	195	195
7.63%, 1/30/2033 (a)	2,500	2,667
6.13%, 6/15/2033 (d)	1,600	1,592

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
8.08%, 4/1/2036 (a)	2,174	2,366
6.75%, 2/25/2041 (a)	1,982	1,894
Republic of Ecuador
6.90%, 7/31/2030 (d) (g)	900	901
8.75%, 1/29/2034 (a)	1,105	1,121
6.90%, 7/31/2035 (a) (g)	1,421	1,305
9.25%, 1/29/2039 (a)	6,299	6,475
5.00%, 7/31/2040 (a) (g)	590	493
Republic of El Salvador 9.25%, 4/17/2030 (d)	1,150	1,229
Republic of Honduras 8.63%, 11/27/2034 (a)	2,000	2,279
Republic of Kenya
9.75%, 2/16/2031 (d)	1,200	1,296
7.88%, 10/9/2033 (a)	1,860	1,833
Republic of Montenegro 7.25%, 3/12/2031 (a)	1,100	1,160
Republic of South Africa
7.10%, 11/19/2036 (a)	2,385	2,546
6.13%, 12/11/2037 (a)	1,515	1,485
Suriname Government International Bond
7.70%, 11/6/2030 (a)	1,395	1,440
8.50%, 11/6/2035 (a)	1,922	2,059
Total Foreign Government Securities (Cost $79,939)		82,538
Loan Assignments — 0.2% (b) (i)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031	691	690
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030	1,066	1,065
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030	1,935	1,939
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030	354	355
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031	987	986
		3,280
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 5/3/2028	1,171	1,132
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 12/31/2031	793	683
		1,815
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 11/22/2032	670	673
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028	681	678
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031	1,326	1,327
Software — 0.0% ^
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031	980	946

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029	1,046	1,038
Total Loan Assignments (Cost $11,716)		11,512
Municipal Bonds — 0.0% (e) (j) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $1,641)	50,579	1,941
	SHARES (000)
Common Stocks — 0.0% ^
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	14	164
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	37	251
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	159
Total Common Stocks (Cost $453)		574
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (k)	15	225
	SHARES (000)
Short-Term Investments — 1.1%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (l) (m) (Cost $64,225)	64,219	64,232
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.54%, 7/2/2026 (n) (o) (Cost $11,198)	11,232	11,197
Total Short-Term Investments (Cost $75,423)		75,429
Total Investments — 100.1% (Cost $6,747,644)		6,715,368
Liabilities in Excess of Other Assets — (0.1)%		(4,076)
NET ASSETS — 100.0%		6,711,292

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(f)	Defaulted security.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Value is zero.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2026.
(n)	The rate shown is the effective yield as of May 31, 2026.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	38	09/21/2026	USD	4,356	97
U.S. Treasury 2 Year Note	3,113	09/30/2026	USD	643,224	1,329
U.S. Treasury 5 Year Note	6,104	09/30/2026	USD	654,797	3,291
					4,717
Short Contracts
U.S. Treasury 10 Year Note	(1,408)	09/21/2026	USD	(154,726)	(1,443)
U.S. Treasury 10 Year Ultra Note	(721)	09/21/2026	USD	(80,898)	(1,150)
U.S. Treasury Long Bond	(270)	09/21/2026	USD	(30,350)	(618)
					(3,211)
					1,506

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 54,465	(2,129)	(2,864)	(4,993)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,346,662	$77,634	$1,424,296
Collateralized Mortgage Obligations	—	704,414	73,384	777,798
Commercial Mortgage-Backed Securities	—	293,699	16,326	310,025
Common Stocks
Aerospace & Defense	—	—	164	164
Containers & Packaging	—	—	251	251
Oil, Gas & Consumable Fuels	159	—	—	159
Total Common Stocks	159	—	415	574
Corporate Bonds
Aerospace & Defense	—	4,165	147	4,312
Automobile Components	—	9,555	—	9,555
Automobiles	—	25,098	—	25,098
Banks	—	974,368	—	974,368
Beverages	—	9,164	—	9,164
Biotechnology	—	7,535	—	7,535
Broadline Retail	—	2,535	—	2,535
Building Products	—	16,401	—	16,401
Capital Markets	—	205,872	—	205,872
Chemicals	—	17,240	—	17,240
Commercial Services & Supplies	—	9,423	9,205	18,628
Construction & Engineering	—	5,369	—	5,369
Construction Materials	—	576	—	576
Consumer Finance	—	92,458	—	92,458
Consumer Staples Distribution & Retail	—	2,089	—	2,089
Containers & Packaging	—	13,492	—	13,492
Distributors	—	1,127	—	1,127
Diversified	—	—	5,070	5,070
Diversified Consumer Services	—	2,054	—	2,054
Diversified Telecommunication Services	—	25,469	—	25,469
Electric Utilities	—	86,454	—	86,454
Electrical Equipment	—	463	—	463
Electronic Equipment, Instruments & Components	—	4,980	—	4,980
Energy Equipment & Services	—	2,271	—	2,271
Entertainment	—	3,574	—	3,574
Financial Services	—	77,573	36,644	114,217
Food Products	—	3,736	—	3,736
Gas Utilities	—	1,050	—	1,050
Ground Transportation	—	6,072	—	6,072
Health Care Equipment & Supplies	—	12,643	—	12,643
Health Care Providers & Services	—	58,001	—	58,001
Health Care Technology	—	3,510	—	3,510
Hotel & Resort REITs	—	3,228	—	3,228

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$—	$30,951	$—	$30,951
Household Durables	—	11,998	—	11,998
Household Products	—	2,948	—	2,948
Independent Power and Renewable Electricity Producers	—	9,396	—	9,396
Insurance	—	67,203	—	67,203
Interactive Media & Services	—	625	—	625
IT Services	—	1,371	—	1,371
Machinery	—	3,095	—	3,095
Marine Transportation	—	1,056	—	1,056
Media	—	29,631	—	29,631
Metals & Mining	—	4,071	—	4,071
Mortgage Real Estate Investment Trusts (REITs)	—	10,507	—	10,507
Multi-Utilities	—	4,316	—	4,316
Oil, Gas & Consumable Fuels	—	118,657	—	118,657
Passenger Airlines	—	5,828	—	5,828
Personal Care Products	—	2,289	—	2,289
Pharmaceuticals	—	2,019	—	2,019
Real Estate Management & Development	—	1,238	—	1,238
Residential REITs	—	7,946	—	7,946
Semiconductors & Semiconductor Equipment	—	42,534	—	42,534
Software	—	29,367	—	29,367
Specialized REITs	—	2,470	—	2,470
Specialty Retail	—	9,144	— (a)	9,144
Technology Hardware, Storage & Peripherals	—	1,727	—	1,727
Trading Companies & Distributors	—	7,725	—	7,725
Wireless Telecommunication Services	—	2,403	—	2,403
Total Corporate Bonds	—	2,098,060	51,066	2,149,126
Foreign Government Securities	—	82,538	—	82,538
Loan Assignments	—	11,512	—	11,512
Mortgage-Backed Securities	—	830,809	—	830,809
Municipal Bonds	—	1,941	—	1,941
Rights	—	—	225	225
U.S. Treasury Obligations	—	1,051,095	—	1,051,095
Short-Term Investments
Investment Companies	64,232	—	—	64,232
U.S. Treasury Obligations	—	11,197	—	11,197
Total Short-Term Investments	64,232	11,197	—	75,429
Total Investments in Securities	$64,391	$6,431,927	$219,050	$6,715,368
Appreciation in Other Financial Instruments
Futures Contracts	$4,717	$—	$—	$4,717
Depreciation in Other Financial Instruments
Futures Contracts	$(3,211)	$—	$—	$(3,211)

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$(2,864)	$—	$(2,864)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,506	$(2,864)	$—	$(1,358)

(a)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$29,829	$— (a)	$(432)	$2	$49,418	$(1,183)	$—	$—	$77,634
Collateralized Mortgage Obligations	33,928	—	(1,132)	(8)	53,780	(4,076)	—	(9,108)	73,384
Commercial Mortgage-Backed Securities	17,931	—	(13)	6	64	(1,662)	—	—	16,326
Common Stocks	462	—	(47)	—	—	—	—	—	415
Corporate Bonds	27,714	— (a)	(32)	(6)	25,726	(2,336)	—	—	51,066
Rights	224	—	1	—	—	—	—	—	225
Total	$110,088	$— (a)	$(1,655)	$(6)	$128,988	$(9,257)	$—	$(9,108)	$219,050

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(1,601).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,840	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.78% - 6.46% (6.22%)

Asset-Backed Securities	5,840
	23,442	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (83.36%)
			Yield (Discount Rate of Cash Flows)	5.04% - 5.40% (5.29%)

Collateralized Mortgage Obligations	23,442

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	164	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
			Discount for Potential Outcome	60.00% (60.00%)

Common Stocks	164
	147	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
			Discount for Potential Outcome	60.00% (60.00%)

Corporate Bonds	147
Total	$29,593

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $189,457. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$66,751	$640,767	$643,269	$(12)	$(5)	$64,232	64,219	$823	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.